American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
November 30, 2025

Avantis U.S. Small Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 0.3%
Astronics Corp.(1)	65,131	3,554,199
Automobile Components — 3.6%
American Axle & Manufacturing Holdings, Inc.(1)	168,659	1,108,090
Dana, Inc.	248,783	5,575,227
Fox Factory Holding Corp.(1)	720	10,649
Gentex Corp.	299,987	6,848,703
Gentherm, Inc.(1)	33,817	1,206,252
Goodyear Tire & Rubber Co.(1)	627,664	5,435,570
LCI Industries	36,071	4,100,191
Lear Corp.	83,241	8,936,754
Motorcar Parts of America, Inc.(1)	27,082	356,941
Phinia, Inc.	78,209	4,230,325
Stoneridge, Inc.(1)	12,530	71,546
Strattec Security Corp.(1)	6,119	458,925
Visteon Corp.	48,805	5,039,116
		43,378,289
Automobiles — 1.0%
Harley-Davidson, Inc.	175,945	4,308,893
Thor Industries, Inc.	69,728	7,364,671
		11,673,564
Banks — 13.6%
1st Source Corp.	23,254	1,451,980
ACNB Corp.	3,083	149,217
Amalgamated Financial Corp.	22,215	652,010
Amerant Bancorp, Inc.	9,471	178,150
Ameris Bancorp	33,118	2,509,020
Ames National Corp.	1,518	33,123
Arrow Financial Corp.	6,524	196,699
Associated Banc-Corp.	174,742	4,593,967
Axos Financial, Inc.(1)	81,099	6,664,716
Banc of California, Inc.	132,272	2,439,096
BancFirst Corp.	619	68,610
Bancorp, Inc.(1)	66,837	4,282,247
Bank of Hawaii Corp.	23,989	1,572,239
Bank of NT Butterfield & Son Ltd.	79,669	3,699,828
Bank OZK	154,507	7,110,412
Bank7 Corp.	1,206	49,965
BankFinancial Corp.(2)	377	4,434
BankUnited, Inc.	94,226	4,071,505
Bankwell Financial Group, Inc.	865	39,703
Banner Corp.	30,266	1,901,007
Bar Harbor Bankshares	2,729	81,433
BayCom Corp.	2,322	67,756
BCB Bancorp, Inc.	3,352	26,782
Bridgewater Bancshares, Inc.(1)	17,901	309,866
Burke & Herbert Financial Services Corp.	16,250	1,060,150
Business First Bancshares, Inc.	24,090	626,822
Byline Bancorp, Inc.	30,336	846,981
C&F Financial Corp.	1,032	71,672

Cadence Bank	81,505	3,247,159
Camden National Corp.	1,686	68,182
Capital Bancorp, Inc.	4,733	131,577
Capital City Bank Group, Inc.	10,235	429,051
Capitol Federal Financial, Inc.	39,990	264,334
Carter Bankshares, Inc.(1)	9,131	167,736
Cathay General Bancorp	57,380	2,779,487
CB Financial Services, Inc.(2)	235	8,331
Central Pacific Financial Corp.	28,056	834,385
CF Bankshares, Inc.	537	12,840
Chemung Financial Corp.	385	20,278
Citizens Financial Services, Inc.	191	10,675
City Holding Co.	6,514	790,213
Civista Bancshares, Inc.	472	10,733
CNB Financial Corp.	20,275	525,528
Colony Bankcorp, Inc.	7,128	122,245
Columbia Banking System, Inc.	294,803	8,171,939
Community Trust Bancorp, Inc.	16,176	897,768
Community West Bancshares	1,994	45,164
ConnectOne Bancorp, Inc.	17,999	454,835
Customers Bancorp, Inc.(1)	41,010	2,825,589
Dime Community Bancshares, Inc.	10,025	284,209
Eagle Bancorp Montana, Inc.	3,158	52,423
Eagle Bancorp, Inc.(2)	9,299	176,402
Enterprise Financial Services Corp.	41,225	2,251,297
Equity Bancshares, Inc., Class A	6,259	272,517
Esquire Financial Holdings, Inc.	10,934	1,115,924
Farmers National Banc Corp.	3,353	45,567
First BanCorp	218,577	4,321,267
First Bancorp, Inc.	553	14,151
First Bancorp/Southern Pines NC	233	11,885
First Bank	11,238	176,605
First Busey Corp.	60,013	1,412,706
First Business Financial Services, Inc.	7,904	412,747
First Commonwealth Financial Corp.	46,730	759,362
First Community Corp.	913	26,495
First Financial Bancorp	11,779	293,062
First Financial Corp.	9,892	577,396
First Internet Bancorp	3,003	57,207
First Merchants Corp.	22,940	845,110
First Mid Bancshares, Inc.	19,161	729,268
First Savings Financial Group, Inc.	562	17,512
First United Corp.	1,471	56,163
First Western Financial, Inc.(1)	900	21,915
Firstsun Capital Bancorp(1)	8,210	274,460
Five Star Bancorp	10,117	348,935
Franklin Financial Services Corp.	146	7,812
FS Bancorp, Inc.	2,284	93,530
Fulton Financial Corp.	232,445	4,218,877
FVCBankcorp, Inc.	737	9,367
Glacier Bancorp, Inc.	342	14,467
Great Southern Bancorp, Inc.	10,907	656,165
Greene County Bancorp, Inc.	120	2,736
Hancock Whitney Corp.	94,624	5,733,268
Hanmi Financial Corp.	34,422	950,736

Hawthorn Bancshares, Inc.	617	20,978
HBT Financial, Inc.	7,700	186,340
Heritage Commerce Corp.	29,509	321,353
Hilltop Holdings, Inc.	32,379	1,111,247
Home Bancorp, Inc.	3,134	173,843
HomeTrust Bancshares, Inc.	17,140	702,911
Hope Bancorp, Inc.	150,363	1,596,855
Horizon Bancorp, Inc.	743	12,735
Independent Bank Corp. (Michigan)	24,469	798,913
International Bancshares Corp.	72,951	4,849,782
Investar Holding Corp.	2,860	70,928
Kearny Financial Corp.	17,555	120,603
Landmark Bancorp, Inc.(2)	224	6,505
LCNB Corp.	1,307	20,742
Mechanics Bancorp(1)	1,028	15,975
Mercantile Bank Corp.	19,513	897,208
Meridian Corp.	4,960	79,261
Metrocity Bankshares, Inc.	21,352	569,031
Metropolitan Bank Holding Corp.	13,657	1,018,949
Mid Penn Bancorp, Inc.	4,603	134,362
Midland States Bancorp, Inc.	13,122	213,364
MVB Financial Corp.	2,840	76,850
National Bank Holdings Corp., Class A	11,640	433,124
NB Bancorp, Inc.	11,169	218,801
Northeast Bank	9,137	812,097
Northfield Bancorp, Inc.	17,511	188,243
Northpointe Bancshares, Inc.	14,002	244,195
Northrim BanCorp, Inc.	29,612	727,271
Northwest Bancshares, Inc.	65,371	781,837
Oak Valley Bancorp	1,226	34,451
OceanFirst Financial Corp.	50,153	945,384
OFG Bancorp	68,773	2,732,351
Old Second Bancorp, Inc.	61,195	1,153,526
OP Bancorp	1,343	18,063
Orange County Bancorp, Inc.	2,461	66,718
Origin Bancorp, Inc.	29,484	1,072,923
Orrstown Financial Services, Inc.	20,600	736,656
Parke Bancorp, Inc.	2,104	48,161
Pathward Financial, Inc.	30,829	2,216,605
PCB Bancorp	3,694	80,234
Peapack-Gladstone Financial Corp.	8,435	227,745
Peoples Bancorp of North Carolina, Inc.	588	19,257
Peoples Bancorp, Inc.	37,882	1,122,444
Plumas Bancorp	642	27,869
Popular, Inc.	35,223	4,040,430
Preferred Bank	17,733	1,674,173
Provident Financial Services, Inc.	155,660	2,985,559
QCR Holdings, Inc.	16,626	1,357,180
RBB Bancorp	7,610	150,754
Red River Bancshares, Inc.	874	61,224
Republic Bancorp, Inc., Class A	11,147	769,254
Riverview Bancorp, Inc.	2,994	15,778
S&T Bancorp, Inc.	36,810	1,453,259
SB Financial Group, Inc.	134	2,867
Shore Bancshares, Inc.	36,496	637,585

Sierra Bancorp	10,292	319,670
SmartFinancial, Inc.	6,576	238,446
South Plains Financial, Inc.	14,518	548,635
Southern First Bancshares, Inc.(1)	1,448	73,500
Southern Missouri Bancorp, Inc.	10,360	583,164
Southside Bancshares, Inc.	16,249	476,583
Stellar Bancorp, Inc.	27,159	858,496
Stock Yards Bancorp, Inc.	1,687	111,629
Synovus Financial Corp.	146,161	7,044,960
Texas Capital Bancshares, Inc.(1)	14,028	1,264,905
Third Coast Bancshares, Inc.(1)	12,340	470,277
Timberland Bancorp, Inc.	2,190	74,898
Tompkins Financial Corp.	10,672	737,542
TriCo Bancshares	22,503	1,082,394
TrustCo Bank Corp.	16,189	682,043
Trustmark Corp.	55,961	2,176,883
Union Bankshares, Inc.(2)	156	3,608
United Community Banks, Inc.	276	8,435
United Security Bancshares	700	6,923
Unity Bancorp, Inc.	8,224	411,447
Univest Financial Corp.	22,316	709,649
Valley National Bancorp	291,484	3,299,599
WaFd, Inc.	73,005	2,311,338
West BanCorp, Inc.	4,653	103,390
Westamerica Bancorporation	37,053	1,777,803
Western Alliance Bancorp	7,554	615,878
Wintrust Financial Corp.	19,210	2,574,524
WSFS Financial Corp.	21,628	1,207,059
Zions Bancorp NA	28,824	1,534,302
		164,181,715
Beverages — 0.1%
Boston Beer Co., Inc., Class A(1)	7,404	1,442,299
Coca-Cola Consolidated, Inc.	104	16,947
MGP Ingredients, Inc.	7,096	161,860
		1,621,106
Biotechnology — 1.3%
Alkermes PLC(1)	246,452	7,290,050
Anika Therapeutics, Inc.(1)	2,971	29,354
Catalyst Pharmaceuticals, Inc.(1)	128,172	3,000,507
Emergent BioSolutions, Inc.(1)	133,507	1,491,273
Kura Oncology, Inc.(1)	110,679	1,343,643
Monte Rosa Therapeutics, Inc.(1)(2)	87,331	1,412,142
Puma Biotechnology, Inc.(1)	50,946	257,277
Rigel Pharmaceuticals, Inc.(1)	12,501	631,176
XBiotech, Inc.(1)	282	640
		15,456,062
Broadline Retail — 1.7%
Dillard's, Inc., Class A(2)	2,962	1,984,718
Kohl's Corp.	255,224	6,275,958
Macy's, Inc.	546,834	12,227,208
		20,487,884
Building Products — 0.3%
Apogee Enterprises, Inc.	37,048	1,348,917
Insteel Industries, Inc.	5,897	180,330
JELD-WEN Holding, Inc.(1)	101,940	272,180

Tecnoglass, Inc.	32,542	1,619,941
		3,421,368
Capital Markets — 0.9%
Diamond Hill Investment Group, Inc.	3,089	364,502
Oppenheimer Holdings, Inc., Class A	13,490	917,725
StoneX Group, Inc.(1)	64,961	5,886,116
Virtus Investment Partners, Inc.	8,922	1,423,862
WisdomTree, Inc.(2)	206,215	2,276,613
		10,868,818
Chemicals — 2.1%
AdvanSix, Inc.	35,731	549,900
American Vanguard Corp.(1)	5,366	25,006
Aspen Aerogels, Inc.(1)	126,817	408,351
Cabot Corp.	94,482	5,911,739
Chemours Co.	206,097	2,635,981
Core Molding Technologies, Inc.(1)	7,002	132,338
FMC Corp.	165,343	2,362,751
Huntsman Corp.	41,271	430,044
Intrepid Potash, Inc.(1)	14,378	363,763
Koppers Holdings, Inc.	22,550	669,058
Kronos Worldwide, Inc.	1,953	9,902
LSB Industries, Inc.(1)	77,817	694,906
Mativ Holdings, Inc.	108,922	1,360,436
NewMarket Corp.	8,482	6,476,261
Orion SA	73,325	372,491
Rayonier Advanced Materials, Inc.(1)	121,472	793,212
Stepan Co.	26,077	1,182,070
Tronox Holdings PLC, Class A	69,683	288,488
Valhi, Inc.	749	9,497
		24,676,194
Commercial Services and Supplies — 0.8%
ACCO Brands Corp.	129,281	444,727
Civeo Corp.	17,829	397,408
Ennis, Inc.	38,164	665,580
Healthcare Services Group, Inc.(1)	154,816	2,907,444
HNI Corp.	33,594	1,394,823
Interface, Inc.	114,293	3,189,918
Steelcase, Inc., Class A	35,278	574,679
Virco Mfg. Corp.	25,345	178,429
		9,753,008
Communications Equipment — 0.7%
BK Technologies Corp.(1)	991	63,414
Harmonic, Inc.(1)	24,612	235,291
Viasat, Inc.(1)	242,612	8,328,870
		8,627,575
Construction and Engineering — 2.7%
Ameresco, Inc., Class A(1)	14,522	504,059
Everus Construction Group, Inc.(1)	39,092	3,594,900
Granite Construction, Inc.	70,238	7,552,692
Great Lakes Dredge & Dock Corp.(1)	116,423	1,486,722
IES Holdings, Inc.(1)	9,389	3,929,954
Matrix Service Co.(1)	41,103	480,494
NWPX Infrastructure, Inc.(1)	5,523	323,758
Primoris Services Corp.	70,198	8,884,259

Tutor Perini Corp.(1)	79,457	5,446,777
		32,203,615
Construction Materials — 0.0%
Titan America SA(1)	4,931	80,079
Consumer Finance — 2.4%
Atlanticus Holdings Corp.(1)	7,071	416,836
Bread Financial Holdings, Inc.	58,327	3,950,488
Consumer Portfolio Services, Inc.(1)	6,386	52,812
Credit Acceptance Corp.(1)(2)	3,946	1,822,934
Green Dot Corp., Class A(1)	112,292	1,411,510
LendingClub Corp.(1)	147,660	2,672,646
Medallion Financial Corp.	1,917	19,055
Navient Corp.	88,171	1,093,320
Nelnet, Inc., Class A	13,225	1,709,199
NerdWallet, Inc., Class A(1)	13,055	195,956
OneMain Holdings, Inc.	90,762	5,629,967
Oportun Financial Corp.(1)	43,360	224,171
PRA Group, Inc.(1)	24,094	390,323
PROG Holdings, Inc.	36,953	1,063,507
Regional Management Corp.	8,978	341,523
SLM Corp.	254,988	7,471,148
World Acceptance Corp.(1)	4,001	618,795
		29,084,190
Consumer Staples Distribution & Retail — 1.2%
HF Foods Group, Inc.(1)	1,687	4,234
Ingles Markets, Inc., Class A	23,865	1,835,696
Natural Grocers by Vitamin Cottage, Inc.	21,172	587,523
PriceSmart, Inc.	38,706	4,764,709
United Natural Foods, Inc.(1)	121,034	4,515,778
Village Super Market, Inc., Class A	11,935	412,474
Weis Markets, Inc.	28,491	1,851,060
		13,971,474
Containers and Packaging — 0.1%
Greif, Inc., Class A	12,413	814,665
Greif, Inc., Class B	252	17,938
		832,603
Distributors — 0.1%
GigaCloud Technology, Inc., Class A(1)	39,946	1,481,997
Weyco Group, Inc.	419	12,553
		1,494,550
Diversified Consumer Services — 0.6%
American Public Education, Inc.(1)	27,063	942,198
Grand Canyon Education, Inc.(1)	30	4,732
Laureate Education, Inc., Class A(1)	132	4,079
Lincoln Educational Services Corp.(1)	57,864	1,190,841
Perdoceo Education Corp.	109,706	3,067,380
Universal Technical Institute, Inc.(1)	89,898	2,069,452
		7,278,682
Diversified Telecommunication Services — 0.9%
ATN International, Inc.	10,524	221,951
GCI Liberty, Inc., Class A(1)	3,465	115,523
GCI Liberty, Inc., Class C(1)	24,933	830,767
Globalstar, Inc.(1)	42,821	2,601,376
Iridium Communications, Inc.	143,859	2,359,288
Liberty Global Ltd., Class A(1)	205,680	2,346,809

Liberty Global Ltd., Class C(1)	191,616	2,199,752
Shenandoah Telecommunications Co.(2)	45,256	494,648
		11,170,114
Electrical Equipment — 0.6%
Atkore, Inc.	55,655	3,726,102
Fluence Energy, Inc.(1)(2)	56,419	1,108,069
Preformed Line Products Co.	851	174,668
Shoals Technologies Group, Inc., Class A(1)	245,612	2,060,685
		7,069,524
Electronic Equipment, Instruments and Components — 2.8%
Arrow Electronics, Inc.(1)	69,408	7,496,758
Avnet, Inc.	114,810	5,454,623
Bel Fuse, Inc., Class A	195	25,650
Benchmark Electronics, Inc.	59,417	2,669,606
Daktronics, Inc.(1)	65,969	1,248,793
ePlus, Inc.	43,716	3,916,954
Ingram Micro Holding Corp.	3,879	83,049
Kimball Electronics, Inc.(1)	39,305	1,135,914
Methode Electronics, Inc.	33,901	256,969
Plexus Corp.(1)	42,427	6,064,940
Sanmina Corp.(1)	18,931	2,956,360
ScanSource, Inc.(1)	13,614	559,808
Vishay Intertechnology, Inc.	140,980	1,927,197
Vishay Precision Group, Inc.(1)	2,949	100,679
		33,897,300
Energy Equipment and Services — 6.5%
Archrock, Inc.	228,486	5,607,046
Bristow Group, Inc.(1)	40,052	1,502,351
Core Laboratories, Inc.	9,250	139,675
Energy Services of America Corp.	2,036	18,222
Expro Group Holdings NV(1)	99,177	1,383,519
Forum Energy Technologies, Inc.(1)	12,616	396,142
Helix Energy Solutions Group, Inc.(1)	215,420	1,434,697
Helmerich & Payne, Inc.	146,911	4,098,817
Kodiak Gas Services, Inc.	77,581	2,730,851
Liberty Energy, Inc., Class A	287,473	5,111,270
Nabors Industries Ltd.(1)	13,794	687,907
Natural Gas Services Group, Inc.	16,617	514,629
Noble Corp. PLC	218,436	6,688,510
NOV, Inc.	568,583	8,733,435
Oceaneering International, Inc.(1)	155,299	3,789,296
Oil States International, Inc.(1)	76,679	483,078
Patterson-UTI Energy, Inc.	690,885	4,014,042
ProFrac Holding Corp., Class A(1)	34,444	121,932
ProPetro Holding Corp.(1)	164,251	1,571,882
Ranger Energy Services, Inc.	23,514	317,674
RPC, Inc.	189,612	1,008,736
Seadrill Ltd.(1)	88,464	2,699,921
Select Water Solutions, Inc., Class A	186,392	1,882,559
TETRA Technologies, Inc.(1)	203,914	1,584,412
Tidewater, Inc.(1)	54,659	2,952,679
Transocean Ltd.(1)	1,272,603	5,612,179
Valaris Ltd.(1)	90,071	5,080,905
Weatherford International PLC	107,006	8,004,049
		78,170,415

Entertainment — 0.1%
Marcus Corp.	40,269	632,223
Starz Entertainment Corp.(1)	2,852	31,287
		663,510
Financial Services — 3.6%
Acacia Research Corp.(1)	6,117	22,878
Cass Information Systems, Inc.	54	2,268
Enact Holdings, Inc.	32,672	1,264,733
Essent Group Ltd.	112,145	7,038,220
Federal Agricultural Mortgage Corp., Class C	13,967	2,398,972
Finance of America Cos., Inc., Class A(1)(2)	8,131	194,819
International Money Express, Inc.(1)	33,403	509,062
Jackson Financial, Inc., Class A	72,454	7,101,217
Merchants Bancorp	29,468	963,309
MGIC Investment Corp.	251,530	7,130,875
NMI Holdings, Inc., Class A(1)	105,958	4,042,298
Onity Group, Inc.(1)	7,447	331,764
Payoneer Global, Inc.(1)	344,518	1,991,314
PennyMac Financial Services, Inc.	23,818	3,205,188
Radian Group, Inc.	185,137	6,581,620
Velocity Financial, Inc.(1)	8,473	163,783
Waterstone Financial, Inc.	5,837	91,407
		43,033,727
Food Products — 1.1%
Cal-Maine Foods, Inc.	81,890	6,823,075
Dole PLC	120,088	1,738,874
Fresh Del Monte Produce, Inc.	70,361	2,542,846
Mission Produce, Inc.(1)	47,836	574,989
Pilgrim's Pride Corp.	5	190
Seaboard Corp.	251	1,174,572
Seneca Foods Corp., Class A(1)	6,305	762,590
		13,617,136
Ground Transportation — 1.3%
ArcBest Corp.	32,023	2,054,916
Covenant Logistics Group, Inc.	20,992	418,580
Heartland Express, Inc.	84,388	663,290
Marten Transport Ltd.	103,627	1,062,177
PAMT Corp.(1)	17	153
Ryder System, Inc.	43,886	7,601,494
Schneider National, Inc., Class B	55,464	1,254,041
Universal Logistics Holdings, Inc.(2)	9,525	143,065
Werner Enterprises, Inc.	109,009	2,786,270
		15,983,986
Health Care Equipment and Supplies — 1.0%
Acme United Corp.	1,973	73,001
Bioventus, Inc., Class A(1)	22,187	168,399
FONAR Corp.(1)	475	6,664
Kewaunee Scientific Corp.(1)	3,650	140,343
Lantheus Holdings, Inc.(1)	52,736	3,104,568
LivaNova PLC(1)	67,937	4,335,060
Novocure Ltd.(1)	88,397	1,132,366
Pro-Dex, Inc.(1)(2)	100	3,644
QuidelOrtho Corp.(1)	95,621	2,615,234
Tactile Systems Technology, Inc.(1)	3,217	82,709
Utah Medical Products, Inc.	197	11,101

Varex Imaging Corp.(1)	40,715	471,073
		12,144,162
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc.(1)	4,708	80,978
Brookdale Senior Living, Inc.(1)	321,102	3,573,865
Cross Country Healthcare, Inc.(1)	30,885	316,880
InfuSystem Holdings, Inc.(1)	2,215	20,555
Nutex Health, Inc.(1)(2)	7,245	833,972
		4,826,250
Health Care Technology — 0.0%
Teladoc Health, Inc.(1)	48,590	368,798
Hotels, Restaurants and Leisure — 1.2%
Accel Entertainment, Inc.(1)	45,122	462,049
BJ's Restaurants, Inc.(1)	44,946	1,723,679
Bloomin' Brands, Inc.	56,593	401,810
Cheesecake Factory, Inc.	83,910	3,999,151
Cracker Barrel Old Country Store, Inc.	46,684	1,348,701
Life Time Group Holdings, Inc.(1)	71,401	1,993,516
Monarch Casino & Resort, Inc.	23,489	2,268,568
ONE Group Hospitality, Inc.(1)	4,532	9,109
RCI Hospitality Holdings, Inc.(2)	10,689	260,384
Super Group SGHC Ltd.	196,863	2,132,026
Target Hospitality Corp.(1)	32,691	254,990
		14,853,983
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	2,036	31,619
Cricut, Inc., Class A	77,653	368,075
Ethan Allen Interiors, Inc.	34,281	810,403
Flexsteel Industries, Inc.	2,695	106,533
Hamilton Beach Brands Holding Co., Class A	2,217	35,361
Hovnanian Enterprises, Inc., Class A(1)	6,500	855,270
La-Z-Boy, Inc.	63,834	2,484,419
Legacy Housing Corp.(1)	3,900	77,727
Leggett & Platt, Inc.	50,678	519,956
Lifetime Brands, Inc.	1,029	3,921
M/I Homes, Inc.(1)	29,150	4,010,749
Taylor Morrison Home Corp.(1)	113,796	7,133,871
Tri Pointe Homes, Inc.(1)	115,451	3,939,188
Universal Electronics, Inc.(1)	3,515	11,635
		20,388,727
Household Products — 0.3%
Central Garden & Pet Co.(1)	13,656	466,489
Central Garden & Pet Co., Class A(1)	84,810	2,624,021
Oil-Dri Corp. of America	12,881	701,113
		3,791,623
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	71,411	1,456,070
Montauk Renewables, Inc.(1)(2)	44,200	72,046
XPLR Infrastructure LP(1)	89,717	855,003
		2,383,119
Insurance — 6.1%
American Coastal Insurance Corp., Class C	17,574	210,009
American Integrity Insurance Group, Inc.(1)	7,563	159,882
Assured Guaranty Ltd.	50,362	4,559,775
Axis Capital Holdings Ltd.	49,411	5,051,781

Brighthouse Financial, Inc.(1)	106,124	6,956,428
CNO Financial Group, Inc.	148,255	6,068,077
Donegal Group, Inc., Class A	19,555	393,642
Employers Holdings, Inc.	29,743	1,185,259
F&G Annuities & Life, Inc.	16,386	529,432
Fidelis Insurance Holdings Ltd.	89,599	1,705,965
First American Financial Corp.	26,453	1,739,549
Genworth Financial, Inc., Class A(1)	441,973	3,836,326
Greenlight Capital Re Ltd., Class A(1)	11,602	153,262
Hanover Insurance Group, Inc.	33,828	6,276,785
HCI Group, Inc.	17,715	3,148,841
Heritage Insurance Holdings, Inc.(1)	45,914	1,333,802
Horace Mann Educators Corp.	64,911	2,971,626
James River Group Holdings, Inc.	6,331	37,290
Kemper Corp.	15,869	646,186
Kingstone Cos., Inc.	9,960	151,591
Mercury General Corp.	37,552	3,496,842
NI Holdings, Inc.(1)	1,243	16,880
Oscar Health, Inc., Class A(1)	340,175	6,112,945
Palomar Holdings, Inc.(1)	30,755	3,820,079
Primerica, Inc.	1,586	408,110
ProAssurance Corp.(1)	30,735	740,099
Selective Insurance Group, Inc.	39,755	3,123,153
Selectquote, Inc.(1)	81,910	118,769
SiriusPoint Ltd.(1)	175,329	3,646,843
Skyward Specialty Insurance Group, Inc.(1)	44,675	2,187,288
Slide Insurance Holdings, Inc.(1)	28,774	485,993
United Fire Group, Inc.	20,588	752,491
Universal Insurance Holdings, Inc.	43,465	1,439,995
		73,464,995
Interactive Media and Services — 0.3%
Cargurus, Inc.(1)	29,491	1,040,443
Cars.com, Inc.(1)	71,605	830,618
Yelp, Inc.(1)	58,521	1,691,842
		3,562,903
IT Services — 0.4%
DXC Technology Co.(1)	314,310	4,148,892
Leisure Products — 2.0%
Acushnet Holdings Corp.	243	20,436
American Outdoor Brands, Inc.(1)	786	5,636
Brunswick Corp.	103,140	6,818,585
Clarus Corp.	15,909	56,954
Escalade, Inc.	413	5,476
Funko, Inc., Class A(1)	5,273	16,663
JAKKS Pacific, Inc.	6,972	114,550
Latham Group, Inc.(1)	2,328	16,645
Malibu Boats, Inc., Class A(1)	23,856	677,272
MasterCraft Boat Holdings, Inc.(1)	20,643	381,483
Polaris, Inc.	102,832	6,823,932
Sturm Ruger & Co., Inc.	18,866	568,244
Topgolf Callaway Brands Corp.(1)	233,081	3,002,083
YETI Holdings, Inc.(1)	125,369	5,200,306
		23,708,265
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	2,677	38

OmniAb, Inc.(1)	2,677	22
		60
Machinery — 3.3%
Alamo Group, Inc.	14,563	2,335,468
Albany International Corp., Class A	32,757	1,561,854
Astec Industries, Inc.	47,954	2,122,444
Blue Bird Corp.(1)	51,593	2,694,186
Douglas Dynamics, Inc.	12,881	416,185
Graham Corp.(1)	3,823	219,823
Greenbrier Cos., Inc.	71,880	3,197,222
Hyster-Yale, Inc.	14,543	422,910
Kennametal, Inc.	136,852	3,788,063
Lindsay Corp.	12,540	1,441,222
Luxfer Holdings PLC	41,690	521,125
Mayville Engineering Co., Inc.(1)	12,678	215,399
Microvast Holdings, Inc.(1)(2)	278,596	980,658
Mueller Industries, Inc.	5,591	614,283
Mueller Water Products, Inc., Class A	179,151	4,342,620
Park-Ohio Holdings Corp.	10,456	223,863
Perma-Pipe International Holdings, Inc.(1)	1,168	30,018
REV Group, Inc.	75,340	4,013,362
Taylor Devices, Inc.(1)	921	45,341
Tennant Co.	29,575	2,162,820
Terex Corp.	74,430	3,439,410
Titan International, Inc.(1)	42,030	340,023
Trinity Industries, Inc.	126,677	3,359,474
Wabash National Corp.	3,983	33,617
Worthington Enterprises, Inc.	30,045	1,648,269
		40,169,659
Marine Transportation — 0.9%
Costamare Bulkers Holdings Ltd.(1)	1,294	21,312
Costamare, Inc.	56,751	866,588
Genco Shipping & Trading Ltd.	70,257	1,329,262
Kirby Corp.(1)	21,543	2,445,561
Matson, Inc.	53,677	5,849,720
Safe Bulkers, Inc.	59,963	317,204
		10,829,647
Media — 0.2%
AMC Networks, Inc., Class A(1)	43,014	383,685
Cable One, Inc.	7,887	924,278
Gambling.com Group Ltd.(1)	16,027	90,873
PubMatic, Inc., Class A(1)	50	450
Scholastic Corp.	26,432	780,801
WideOpenWest, Inc.(1)(2)	144	746
		2,180,833
Metals and Mining — 3.3%
Alpha Metallurgical Resources, Inc.(1)	17,724	2,821,838
Ascent Industries Co.(1)	2,200	31,174
Caledonia Mining Corp. PLC	26,106	804,326
Century Aluminum Co.(1)	91,857	2,752,954
Coeur Mining, Inc.(1)	220,304	3,804,650
Commercial Metals Co.	152,126	9,702,596
Compass Minerals International, Inc.(1)	78,926	1,498,805
Ferroglobe PLC	136,010	602,524
Kaiser Aluminum Corp.	27,853	2,675,281

Materion Corp.	31,278	3,821,859
Metallus, Inc.(1)	60,781	1,027,807
Olympic Steel, Inc.	12,024	467,614
Ramaco Resources, Inc., Class B	1,557	19,478
Ryerson Holding Corp.	53,985	1,237,876
SunCoke Energy, Inc.	169,758	1,106,822
Warrior Met Coal, Inc.	80,604	6,310,487
Worthington Steel, Inc.	31,971	1,079,021
		39,765,112
Oil, Gas and Consumable Fuels — 9.9%
Amplify Energy Corp.(1)	52,838	290,609
Antero Midstream Corp.	102,879	1,852,851
Ardmore Shipping Corp.	67,977	831,359
Berry Corp.	83,635	283,523
California Resources Corp.	136,696	6,531,335
Centrus Energy Corp., Class A(1)(2)	12,811	3,321,892
Chord Energy Corp.	83,180	7,807,275
Civitas Resources, Inc.	147,744	4,339,241
CNX Resources Corp.(1)	172,268	6,690,889
Comstock Resources, Inc.(1)(2)	89,694	2,409,181
Core Natural Resources, Inc.	43,966	3,517,280
Crescent Energy Co., Class A	322,745	3,043,485
DHT Holdings, Inc.	222,811	2,903,227
Dorian LPG Ltd.	89,405	2,215,456
Epsilon Energy Ltd.	2,724	13,102
Evolution Petroleum Corp.	14,420	56,671
FutureFuel Corp.	29,967	98,891
Gran Tierra Energy, Inc.(1)	58,223	263,750
Granite Ridge Resources, Inc.	110,787	570,553
HighPeak Energy, Inc.(2)	41,225	276,620
International Seaways, Inc.	98,125	5,197,681
Kimbell Royalty Partners LP	151,938	1,891,628
Kosmos Energy Ltd.(1)	595,040	666,445
Magnolia Oil & Gas Corp., Class A	303,136	7,014,567
Matador Resources Co.	210,387	8,920,409
Murphy Oil Corp.	198,929	6,379,653
NACCO Industries, Inc., Class A	2,354	113,557
Navigator Holdings Ltd.	3,392	60,683
Nordic American Tankers Ltd.	446,899	1,626,712
Northern Oil & Gas, Inc.	177,093	3,965,112
Par Pacific Holdings, Inc.(1)	94,744	4,325,064
Peabody Energy Corp.	207,990	5,665,648
PrimeEnergy Resources Corp.(1)(2)	1,894	347,757
REX American Resources Corp.(1)	23,777	784,403
Riley Exploration Permian, Inc.	29,969	820,851
SandRidge Energy, Inc.	44,285	626,190
Scorpio Tankers, Inc.	93,758	5,375,146
SFL Corp. Ltd.	247,353	2,035,715
SM Energy Co.	203,682	3,880,142
Talos Energy, Inc.(1)	278,474	3,191,312
Teekay Corp. Ltd.	117,906	1,144,867
Teekay Tankers Ltd., Class A	43,753	2,523,236
VAALCO Energy, Inc.	184,385	660,098
Vital Energy, Inc.(1)	63,516	1,138,842
Vitesse Energy, Inc.(2)	50,568	1,070,019

World Kinect Corp.	83,820	1,942,948
		118,685,875
Paper and Forest Products — 0.9%
Louisiana-Pacific Corp.	100,846	8,270,381
Mercer International, Inc.	41,831	75,714
Sylvamo Corp.	54,852	2,598,339
		10,944,434
Passenger Airlines — 1.7%
Alaska Air Group, Inc.(1)	183,170	7,850,666
Allegiant Travel Co.(1)	33,481	2,544,556
Frontier Group Holdings, Inc.(1)(2)	194,215	885,620
SkyWest, Inc.(1)	77,043	7,821,405
Sun Country Airlines Holdings, Inc.(1)	96,115	1,316,776
		20,419,023
Personal Care Products — 0.1%
Medifast, Inc.(1)(2)	10,077	110,545
Nature's Sunshine Products, Inc.(1)	9,251	190,385
Nu Skin Enterprises, Inc., Class A	56,730	561,060
USANA Health Sciences, Inc.(1)	552	10,957
		872,947
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.(1)	38,892	1,077,309
Harmony Biosciences Holdings, Inc.(1)	93,004	3,282,111
Innoviva, Inc.(1)	132,888	2,887,656
Pacira BioSciences, Inc.(1)	89,817	2,116,987
SIGA Technologies, Inc.	42,837	259,592
		9,623,655
Professional Services — 0.7%
Clarivate PLC(1)	452,880	1,702,829
Conduent, Inc.(1)	194,120	376,593
Heidrick & Struggles International, Inc.	36,829	2,168,123
IBEX Holdings Ltd.(1)	17,260	607,379
Kelly Services, Inc., Class A	26,133	225,789
ManpowerGroup, Inc.	17,320	498,123
TrueBlue, Inc.(1)	14,314	70,139
Upwork, Inc.(1)	124,006	2,447,879
		8,096,854
Real Estate Management and Development — 1.0%
AMREP Corp.(1)	100	2,205
Forestar Group, Inc.(1)	27,816	709,864
Howard Hughes Holdings, Inc.(1)	48,433	4,336,207
Offerpad Solutions, Inc.(1)	43,564	84,079
Opendoor Technologies, Inc.(1)(2)	965,546	7,434,704
		12,567,059
Semiconductors and Semiconductor Equipment — 0.6%
Amkor Technology, Inc.	122,877	4,471,494
Penguin Solutions, Inc.(1)	6,415	129,775
Photronics, Inc.(1)	105,012	2,405,825
		7,007,094
Software — 0.5%
InterDigital, Inc.	11,170	3,996,068
Pagaya Technologies Ltd., Class A(1)	73,379	1,830,806
		5,826,874
Specialty Retail — 6.0%
Abercrombie & Fitch Co., Class A(1)	69,097	6,762,523

Academy Sports & Outdoors, Inc.	112,733	5,439,367
Advance Auto Parts, Inc.	127,388	6,608,890
American Eagle Outfitters, Inc.	237,237	4,839,635
Arhaus, Inc.(1)	54,576	564,316
Asbury Automotive Group, Inc.(1)	2,515	584,914
Buckle, Inc.	48,258	2,725,612
Build-A-Bear Workshop, Inc.(2)	22,469	1,193,104
Caleres, Inc.	47,972	561,752
CarMax, Inc.(1)	86,740	3,353,368
Designer Brands, Inc., Class A	41,874	181,733
Duluth Holdings, Inc., Class B(1)	5,416	17,494
Five Below, Inc.(1)	75,571	12,460,902
Guess?, Inc.	42,516	725,323
Haverty Furniture Cos., Inc.	17,133	407,765
Lands' End, Inc.(1)	15,354	242,440
ODP Corp.(1)	39,210	1,096,704
Sally Beauty Holdings, Inc.(1)	184,272	2,922,554
Shoe Carnival, Inc.	26,998	446,007
Signet Jewelers Ltd.	72,573	7,268,912
Sonic Automotive, Inc., Class A	15,377	969,212
Tile Shop Holdings, Inc.(1)	13,719	89,036
Urban Outfitters, Inc.(1)	103,129	7,638,765
Victoria's Secret & Co.(1)	138,086	5,707,094
		72,807,422
Technology Hardware, Storage and Peripherals — 0.1%
Diebold Nixdorf, Inc.(1)	23,738	1,531,576
Textiles, Apparel and Luxury Goods — 2.3%
Carter's, Inc.	64,621	2,062,056
Columbia Sportswear Co.	50,706	2,723,419
Crocs, Inc.(1)	76,206	6,475,986
Ermenegildo Zegna NV	31,597	337,140
G-III Apparel Group Ltd.(1)	81,569	2,377,736
Movado Group, Inc.	18,561	388,667
Oxford Industries, Inc.	25,344	967,127
PVH Corp.	75,529	6,401,838
Rocky Brands, Inc.	8,769	266,315
Superior Group of Cos., Inc.	14,433	140,289
Unifi, Inc.(1)	4,426	15,447
Vera Bradley, Inc.(1)	9,946	28,247
VF Corp.(2)	327,233	5,726,577
		27,910,844
Trading Companies and Distributors — 2.4%
Air Lease Corp.	128,621	8,222,741
BlueLinx Holdings, Inc.(1)	1,189	74,182
Boise Cascade Co.	18,036	1,375,065
DNOW, Inc.(1)	182,805	2,551,958
GATX Corp.	53,924	8,624,065
Global Industrial Co.	32	916
Hudson Technologies, Inc.(1)	71,176	483,997
Karat Packaging, Inc.	6,112	134,708
NPK International, Inc.(1)	147,274	1,812,943
Rush Enterprises, Inc., Class A	92,319	4,806,127
Rush Enterprises, Inc., Class B	7,783	415,379
Titan Machinery, Inc.(1)	43,597	807,416
		29,309,497

Wireless Telecommunication Services — 0.6%
Array Digital Infrastructure, Inc.	22,773	1,119,976
Telephone & Data Systems, Inc.	154,574	6,224,695
		7,344,671
TOTAL COMMON STOCKS (Cost $1,036,948,664)		1,195,785,540
RIGHTS — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1)	10,899	67,575
Software — 0.0%
Gen Digital, Inc.(1)	11,934	49,765
TOTAL RIGHTS (Cost $46,543)		117,340
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc., Series A(1)(2)	19,632	23,558
Opendoor Technologies, Inc., Series K(1)(2)	32,184	61,472
Opendoor Technologies, Inc., Series Z(1)(2)	10,478	10,195
		95,225
TOTAL WARRANTS (Cost $—)		95,225
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,282,514	7,282,514
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,995,286	11,995,286
TOTAL SHORT-TERM INVESTMENTS (Cost $19,277,800)		19,277,800
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,056,273,007)		1,215,275,905
OTHER ASSETS AND LIABILITIES — (0.9)%		(10,589,933)
TOTAL NET ASSETS — 100.0%		$1,204,685,972

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	10	December 2025	$1,252,550	$44,384

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,074,855. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,590,848, which includes securities collateral of $8,595,562.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.